Accounts receivable, net - Additional Information (Details) - customer	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable, net
Number of top customers	10
Credit concentration risk | Accounts receivable | Top 10 customers
Accounts receivable, net
Accounts receivable, percentage	68.00%	76.00%
Credit concentration risk | Accounts receivable | Customer A
Accounts receivable, net
Accounts receivable, percentage	35.00%	30.00%
Credit concentration risk | Accounts receivable | Customer B
Accounts receivable, net
Accounts receivable, percentage		18.00%